Related Party Transactions and Balance (Details)			1 Months Ended		12 Months Ended
	Jul. 01, 2018 USD ($)	Jul. 01, 2018 CNY (¥)	Jul. 31, 2016 USD ($)	Jul. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 13, 2018 USD ($)	Jun. 13, 2017 USD ($)	Dec. 20, 2016 USD ($)	Jan. 14, 2016
Related Party Transaction [Line Items]
Purchases of inventory from related party					$ 1,261,493		$ 531,467
Repaid loans								$ 2,858,748
Beijing Dehaier Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Percentage of equity interest acquisition												0.80%
Purchase price			$ 146,032
RMB [Member] | Beijing Dehaier Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Purchase price | ¥				¥ 920,000
Digital Grid Technology Co [Member]
Related Party Transaction [Line Items]
Outstanding rental payable to related party									$ 6,000,000	$ 3,000,000	$ 2,000,000
Fixed annual interest rate									3.50%	3.50%	3.50%
Repayment of the loan and related interest					549,192		52,932	2,002,110
Interest earned to related party					161,384
Remaining loan balance					5,200,000
Digital Grid Technology Co [Member] | RMB [Member]
Related Party Transaction [Line Items]
Remaining loan balance					35,600,000
Hangzhou Liaison Interactive Information Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Purchases of inventory from related party					204		3,760	$ 497
Outstanding rental payable to related party					42,223
Annual rental	$ 84,447
Lease period	1 year	1 year
Hangzhou Liaison Interactive Information Technology Co Ltd [Member] | RMB [Member]
Related Party Transaction [Line Items]
Annual rental | ¥		¥ 580,788
Lease period	1 year	1 year
Beijing Dehaier Technology Limited [Member]
Related Party Transaction [Line Items]
Outstanding rental payable to related party							$ 146,032
Repaid loans					69,253
Technical support expense					9,027
Annual rental					36,120
Beijing Dehaier Technology Limited [Member] | RMB [Member]
Related Party Transaction [Line Items]
Repaid loans | ¥						¥ 460,151
Technical support expense | ¥						¥ 59,981
Annual rental					$ 240,000